Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,064	$ 13,023	$ 11,693	$ 13,792		$ 12,744	$ 11,659	$ 10,295	$ 10,662	$ 9,642	$ 9,236		$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,819	12,882	11,645	13,847		12,893	11,882	10,576	11,033	10,048	9,704		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,510	13,467	12,116	14,334		13,274	12,180	10,785	11,193	10,152	9,748		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,388	14,195	12,693	14,935		13,752	12,546	11,041	11,395	10,267	9,807		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,273	14,099	12,617	14,856		13,698	12,501	11,011	11,374	10,258	9,798		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,931	15,140	13,238	15,786		14,048	12,501	10,648	11,187	9,729	9,271		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,623	14,981	13,185	15,857		14,214	12,741	10,935	11,576	10,145	9,732		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,471	15,551	13,627	16,294		14,646	13,057	11,155	11,747	10,243	9,782		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,529	16,522	14,389	17,111		15,177	13,460	11,425	11,962	10,366	9,841		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,369	16,391	14,289	17,004		15,096	13,392	11,380	11,925	10,352	9,834		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,953	17,329	14,737	17,790		15,282	13,338	10,941	11,696	9,792	9,293		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,592	17,133	14,687	17,872		15,461	13,593	11,238	12,101	10,207	9,759		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,596	17,924	15,281	18,501		15,930	13,936	11,464	12,285	10,309	9,807		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,902	18,959	16,066	19,339		16,550	14,384	11,761	12,521	10,443	9,873		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,644	18,752	15,908	19,163		16,420	14,291	11,693	12,470	10,412	9,860		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 22,008	19,159	15,284	19,308		16,679	14,102	11,210	12,067	10,051	9,337		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,619	18,951	15,237	19,395		16,882	14,379	11,519	12,488	10,477	9,808		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,737	19,834	15,861	20,089		17,399	14,745	11,748	12,672	10,579	9,857		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,049	20,720	16,479	20,754		17,867	15,053	11,924	12,791	10,636	9,880		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 23,892	20,733	16,509	20,801		17,924	15,114	11,986	12,867	10,687	9,904		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,167	13,433	11,896	13,492		12,074	11,890	10,093	11,192	10,065	8,866		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,890	13,288	11,865	13,553		12,222	12,126	10,372	11,594	10,499	9,315		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,647	13,900	12,342	14,034		12,586	12,427	10,582	11,759	10,597	9,360		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,554	14,660	12,944	14,646		12,938	12,692	10,740	11,876	10,651	9,382		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,446	14,539	12,838	14,529		12,971	12,743	10,793	11,940	10,701	9,402		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,501	12,465	11,168	12,667		12,017	11,086	9,905	10,157	9,688	9,205		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,256	12,334	11,124	12,717		12,162	11,301	10,168	10,514	10,103	9,668		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,947	12,917	11,600	13,187		12,541	11,588	10,375	10,660	10,194	9,713		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,733	13,550	12,098	13,679		12,951	11,903	10,609	10,843	10,313	9,766		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,647	13,490	12,049	13,633		12,913	11,873	10,586	10,826	10,302	9,760		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,213	13,162	11,703	13,862		12,645	11,594	10,222	10,623	9,525	9,244		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,962	13,021	11,676	13,938		12,805	11,825	10,503	11,001	9,938	9,716		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,659	13,606	12,131	14,418		13,183	12,118	10,700	11,163	10,033	9,765		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,875	14,649	12,993	15,000		13,644	12,467	10,952	11,357	10,147	9,820		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,441	14,264	12,657	14,956		13,603	12,436	10,930	11,341	10,137	9,815		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,491	14,159	12,453	14,835		13,340	12,099	10,354	10,952	9,528	9,254		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,223	14,012	12,424	14,906		13,503	12,338	10,645	11,339	9,941	9,726		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,007	14,660	12,931	15,432		13,917	12,652	10,859	11,518	10,039	9,780		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,916	15,408	13,518	16,037		14,384	13,001	11,098	11,701	10,145	9,826		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,818	15,338	13,462	15,987		14,334	12,970	11,077	11,685	10,135	9,820		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,621	14,994	13,042	15,633		13,846	12,416	10,451	11,156	9,557	9,285		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,326	14,840	13,005	15,702		14,003	12,661	10,732	11,542	9,959	9,757		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,156	15,516	13,523	16,262		14,435	12,985	10,945	11,716	10,067	9,811		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,286	16,443	14,253	16,903		14,926	13,351	11,196	11,913	10,181	9,866		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,043	16,241	14,092	16,843		14,869	13,314	11,168	11,891	10,165	9,854		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,765	15,827	13,624	16,354		14,320	12,623	10,488	11,262	9,550	9,261		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 17,455	15,658	13,573	16,424		14,489	12,865	10,769	11,653	9,952	9,724		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 18,348	16,378	14,131	17,011		14,939	13,193	10,986	11,836	10,055	9,775		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,396	17,209	14,772	17,665		15,433	13,559	11,231	12,028	10,167	9,825		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 19,287	17,139	14,710	17,625		15,398	13,537	11,213	12,013	10,160	9,824		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,835	16,578	14,131	17,037		14,688	12,768	10,509	11,300	9,536	9,266		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,492	16,410	14,093	17,125		14,859	13,016	10,796	11,698	9,945	9,734		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,433	17,163	14,669	17,737		15,319	13,351	11,022	11,886	10,046	9,786		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,528	18,031	15,312	18,417		15,819	13,714	11,251	12,069	10,149	9,838		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,406	17,940	15,249	18,342		15,758	13,663	11,229	12,051	10,137	9,828		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,492	16,997	14,325	17,400		14,864	12,840	10,496	11,337	9,549	9,245		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,164	16,827	14,295	17,485		15,060	13,095	10,791	11,739	9,955	9,718		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,126	17,601	14,867	18,103		15,508	13,421	11,005	11,911	10,057	9,765		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,964	19,091	16,059	18,805		16,022	13,799	11,247	12,115	10,172	9,823		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,162	18,400	15,478	18,738		15,972	13,762	11,232	12,095	10,160	9,818		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 20,017	17,331	14,530	17,616		14,983	12,892	10,566	11,410	9,592	9,284		9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,669	17,148	14,486	17,695		15,168	13,149	10,856	11,815	10,010	9,760		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,683	17,940	15,081	18,311		15,619	13,474	11,070	11,983	10,098	9,803		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,863	18,861	15,770	19,040		16,158	13,858	11,313	12,188	10,211	9,861		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,739	18,761	15,691	18,974		16,111	13,825	11,291	12,170	10,210	9,857		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,283	16,658	13,961	16,931		14,429	12,444	10,168	10,977	9,220	8,940	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,941	16,491	13,918	17,014		14,605	12,692	10,451	11,365	9,623	9,401	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,897	17,232	14,472	17,603		15,036	13,006	10,653	11,521	9,707	9,439	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,344	18,380	15,350	18,251		15,503	13,325	10,858	11,691	9,798	9,467	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,849	17,964	15,025	18,168		15,449	13,297	10,839	11,675	9,789	9,463	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,657	10,937	9,206	11,200	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,105	11,417	9,684	11,843	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,285	11,523	9,721	11,842	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,529	11,655	9,788	11,856	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,473	11,619	9,758	11,841	10,000
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662		12,238	11,208	10,490	10,618	9,887	9,685		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,241	10,417	9,854	11,766		12,347	11,307	10,583	10,712	9,974	9,770	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,241	10,417	9,854	11,766		12,347	11,307	10,583	10,712	9,974	9,770	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,241	10,417	9,854	11,766		12,347	11,307	10,583	10,712	9,974	9,770	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,241	10,417	9,854	11,766		12,347	11,307	10,583	10,712	9,974	9,770	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,241	10,417	9,854	11,766		12,347	11,307	10,583	10,712	9,974	9,770	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 8,295	8,437	7,981	9,529	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 8,295	8,437	7,981	9,529	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 8,295	8,437	7,981	9,529	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 8,295	8,437	7,981	9,529	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 8,295	8,437	7,981	9,529	10,000
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Conservative Allocation Fund Benchmark-NR
Account Value	$ 14,821	13,994	12,458	14,969		14,358	12,764	11,121	11,639	10,213	9,728		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Conservative Allocation Fund Benchmark-NR
Account Value	$ 14,821	13,994	12,458	14,969		14,358	12,764	11,121	11,639	10,213	9,728		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Conservative Allocation Fund Benchmark-NR
Account Value	$ 14,821	13,994	12,458	14,969		14,358	12,764	11,121	11,639	10,213	9,728		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Conservative Allocation Fund Benchmark-NR
Account Value	$ 14,821	13,994	12,458	14,969		14,358	12,764	11,121	11,639	10,213	9,728		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Conservative Allocation Fund Benchmark-NR
Account Value	$ 14,821	13,994	12,458	14,969		14,358	12,764	11,121	11,639	10,213	9,728		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Moderate Allocation Fund Benchmark-NR
Account Value	$ 17,562	16,013	13,856	16,744		15,381	13,499	11,375	12,109	10,331	9,747		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Moderate Allocation Fund Benchmark-NR
Account Value	$ 17,562	16,013	13,856	16,744		15,381	13,499	11,375	12,109	10,331	9,747		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Moderate Allocation Fund Benchmark-NR
Account Value	$ 17,562	16,013	13,856	16,744		15,381	13,499	11,375	12,109	10,331	9,747		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Moderate Allocation Fund Benchmark-NR
Account Value	$ 17,562	16,013	13,856	16,744		15,381	13,499	11,375	12,109	10,331	9,747		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Moderate Allocation Fund Benchmark-NR
Account Value	$ 17,562	16,013	13,856	16,744		15,381	13,499	11,375	12,109	10,331	9,747		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Growth Allocation Fund Benchmark-NR
Account Value	$ 20,675	18,211	15,322	18,635		16,401	14,237	11,611	12,582	10,437	9,758		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Growth Allocation Fund Benchmark-NR
Account Value	$ 20,675	18,211	15,322	18,635		16,401	14,237	11,611	12,582	10,437	9,758		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Growth Allocation Fund Benchmark-NR
Account Value	$ 20,675	18,211	15,322	18,635		16,401	14,237	11,611	12,582	10,437	9,758		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Growth Allocation Fund Benchmark-NR
Account Value	$ 20,675	18,211	15,322	18,635		16,401	14,237	11,611	12,582	10,437	9,758		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Franklin Growth Allocation Fund Benchmark-NR
Account Value	$ 20,675	18,211	15,322	18,635		16,401	14,237	11,611	12,582	10,437	9,758		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327	10,048		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138		10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337	22,290		18,218	15,639	12,179	13,268	10,781	9,968		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327	10,048		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138		10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337	22,290		18,218	15,639	12,179	13,268	10,781	9,968		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327	10,048		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138		10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337	22,290		18,218	15,639	12,179	13,268	10,781	9,968		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327	10,048		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138		10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337	22,290		18,218	15,639	12,179	13,268	10,781	9,968		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327	10,048		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138		10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337	22,290		18,218	15,639	12,179	13,268	10,781	9,968		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,874	16,851	14,528	16,915		15,310	13,654	11,514	12,109	10,524	9,906		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,874	16,851	14,528	16,915		15,310	13,654	11,514	12,109	10,524	9,906		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,874	16,851	14,528	16,915		15,310	13,654	11,514	12,109	10,524	9,906		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,874	16,851	14,528	16,915		15,310	13,654	11,514	12,109	10,524	9,906		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,874	16,851	14,528	16,915		15,310	13,654	11,514	12,109	10,524	9,906		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 15,468	14,466	12,748	15,353		14,391	12,917	11,246	11,759	10,276	9,757		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 15,468	14,466	12,748	15,353		14,391	12,917	11,246	11,759	10,276	9,757		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 15,468	14,466	12,748	15,353		14,391	12,917	11,246	11,759	10,276	9,757		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 15,468	14,466	12,748	15,353		14,391	12,917	11,246	11,759	10,276	9,757		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 15,468	14,466	12,748	15,353		14,391	12,917	11,246	11,759	10,276	9,757		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,309	15,941	13,874	16,753		15,411	13,701	11,562	12,233	10,426	9,801		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,309	15,941	13,874	16,753		15,411	13,701	11,562	12,233	10,426	9,801		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,309	15,941	13,874	16,753		15,411	13,701	11,562	12,233	10,426	9,801		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,309	15,941	13,874	16,753		15,411	13,701	11,562	12,233	10,426	9,801		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,309	15,941	13,874	16,753		15,411	13,701	11,562	12,233	10,426	9,801		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,299	16,596	14,266	17,273		15,581	13,807	11,494	12,301	10,393	9,771		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,299	16,596	14,266	17,273		15,581	13,807	11,494	12,301	10,393	9,771		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,299	16,596	14,266	17,273		15,581	13,807	11,494	12,301	10,393	9,771		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,299	16,596	14,266	17,273		15,581	13,807	11,494	12,301	10,393	9,771		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,299	16,596	14,266	17,273		15,581	13,807	11,494	12,301	10,393	9,771		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 19,594	17,507	14,870	18,052		16,007	14,009	11,540	12,409	10,414	9,773		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 19,594	17,507	14,870	18,052		16,007	14,009	11,540	12,409	10,414	9,773		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 19,594	17,507	14,870	18,052		16,007	14,009	11,540	12,409	10,414	9,773		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 19,594	17,507	14,870	18,052		16,007	14,009	11,540	12,409	10,414	9,773		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 19,594	17,507	14,870	18,052		16,007	14,009	11,540	12,409	10,414	9,773		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 20,809	18,330	15,387	18,737		16,299	14,140	11,564	12,468	10,426	9,774		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 20,809	18,330	15,387	18,737		16,299	14,140	11,564	12,468	10,426	9,774		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 20,809	18,330	15,387	18,737		16,299	14,140	11,564	12,468	10,426	9,774		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 20,809	18,330	15,387	18,737		16,299	14,140	11,564	12,468	10,426	9,774		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 20,809	18,330	15,387	18,737		16,299	14,140	11,564	12,468	10,426	9,774		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,819	18,943	15,731	19,202		16,459	14,223	11,578	12,501	10,433	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,819	18,943	15,731	19,202		16,459	14,223	11,578	12,501	10,433	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,819	18,943	15,731	19,202		16,459	14,223	11,578	12,501	10,433	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,819	18,943	15,731	19,202		16,459	14,223	11,578	12,501	10,433	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,819	18,943	15,731	19,202		16,459	14,223	11,578	12,501	10,433	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,361	19,231	15,865	19,395		16,536	14,254	11,585	12,520	10,436	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,361	19,231	15,865	19,395		16,536	14,254	11,585	12,520	10,436	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,361	19,231	15,865	19,395		16,536	14,254	11,585	12,520	10,436	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,361	19,231	15,865	19,395		16,536	14,254	11,585	12,520	10,436	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,361	19,231	15,865	19,395		16,536	14,254	11,585	12,520	10,436	9,775		10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633		17,406	14,973	11,827	13,056	10,531	9,764		10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783		12,339	11,318	10,565	10,710	9,946	9,671		$ 10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,558	18,507	15,249	18,645		15,896	13,702	11,136	12,042	10,028	9,389	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 22,972	19,552	16,000	19,599		16,534	14,222	11,234	12,402	10,004	9,274	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429	10,571	9,968	11,869		12,429	11,401	10,642	10,789	10,019	9,741	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,558	18,507	15,249	18,645		15,896	13,702	11,136	12,042	10,028	9,389	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 22,972	19,552	16,000	19,599		16,534	14,222	11,234	12,402	10,004	9,274	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429	10,571	9,968	11,869		12,429	11,401	10,642	10,789	10,019	9,741	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,558	18,507	15,249	18,645		15,896	13,702	11,136	12,042	10,028	9,389	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 22,972	19,552	16,000	19,599		16,534	14,222	11,234	12,402	10,004	9,274	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429	10,571	9,968	11,869		12,429	11,401	10,642	10,789	10,019	9,741	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,558	18,507	15,249	18,645		15,896	13,702	11,136	12,042	10,028	9,389	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 22,972	19,552	16,000	19,599		16,534	14,222	11,234	12,402	10,004	9,274	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429	10,571	9,968	11,869		12,429	11,401	10,642	10,789	10,019	9,741	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 21,558	18,507	15,249	18,645		15,896	13,702	11,136	12,042	10,028	9,389	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 22,972	19,552	16,000	19,599		16,534	14,222	11,234	12,402	10,004	9,274	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429	10,571	9,968	11,869		$ 12,429	$ 11,401	$ 10,642	$ 10,789	$ 10,019	$ 9,741	$ 10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 13,562	11,643	9,593	11,729	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 13,893	11,825	9,677	11,854	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 8,391	8,505	8,020	9,549	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 13,562	11,643	9,593	11,729	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 13,893	11,825	9,677	11,854	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 8,391	8,505	8,020	9,549	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 13,562	11,643	9,593	11,729	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 13,893	11,825	9,677	11,854	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 8,391	8,505	8,020	9,549	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 13,562	11,643	9,593	11,729	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 13,893	11,825	9,677	11,854	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 8,391	8,505	8,020	9,549	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 13,562	11,643	9,593	11,729	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 13,893	11,825	9,677	11,854	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 8,391	$ 8,505	$ 8,020	$ 9,549	$ 10,000